Document and Entity Information	Sep. 29, 2024
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001537054
Document Type	8-K/A
Document Period End Date	Sep. 29, 2024
Entity Registrant Name	GOGO INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35975
Entity Tax Identification Number	27-1650905
Entity Address, Address Line One	105 Edgeview Dr.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Broomfield
Entity Address, Country	CO
Entity Address, Postal Zip Code	80021
City Area Code	303
Local Phone Number	301-3271
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously reported, on September 29, 2024, Gogo Direct Holdings, LLC (“Gogo Direct”) an indirect wholly owned subsidiary of Gogo Inc. (the “Company”), entered into a Purchase Agreement (the “Purchase Agreement”), with, among, others, Satcom Direct, Inc. (“Satcom Direct”) and certain of their affiliates. The Company described the Purchase Agreement in its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on September 30, 2024 (the “Initial 8-K”). The information set forth in the Initial 8-K is incorporated by reference herein.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	GOGO
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	GOGO
Security Exchange Name	NASDAQ